RESTRUCTURING, RESERVE (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2017
Restructuring reserve
Cash restructuring expenses incurred during the period	$ 738,000	$ 697,000
Amounts paid during the period		(348,000)
Restructuring reserve, ending balance	$ 349,000	$ 349,000